CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	¥ (139,742)	¥ (268,043)	¥ (304,900)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	48,356	54,769	73,466
Share-based compensation expense	53,817	108,516	17,393
Loss/(Gain) on disposals of property and equipment	(629)	659	3,011
Credit losses, net	32,868	48,900	12,756
Write-down of inventories	31,365	25,906	39,969
Investment income	(20,017)	(25,494)	(6,100)
Foreign exchange losses/(gains)	(16,405)	12,213	11,061
Changes in operating assets and liabilities:
Accounts receivable	(199,326)	502,397	(585,486)
Notes receivable	120,922	118,784	(42,289)
Inventories	(75,708)	17,688	(52,956)
Prepayments and other current assets	(8,179)	(11,334)	51,982
Accounts and notes payable	165,545	(329,974)	317,234
Advance from customers	(281)	7,526	(11,224)
Operating lease right-of use assets	37,740	44,985	73,007
Land use rights	226	224	(328)
Accrued expenses and other liabilities	26,616	(30,928)	(92,542)
Operating lease liabilities	(48,379)	(47,725)	(72,002)
Net cash (used in)/provided by operating activities	8,789	229,069	(567,948)
Cash flows from investing activities:
Purchase of short-term investments	(488,288)	(104,866)	(1,288,080)
Maturity of short-term investments	213,828	461,890	430,623
Purchase of property and equipment	(53,043)	(79,159)	(50,496)
Purchase of intangible assets	(665)	(3,875)	(5,067)
Proceeds from sale of property and equipment and intangible assets	3,695	2,090	4,718
Net cash (used in)/provided by investing activities	(324,473)	276,080	(908,302)
Cash flows from financing activities:
Cash paid for ordinary shares repurchases	(41,001)	(40,757)
Proceeds from short-term borrowings	589,790	897,000	1,114,000
Repayment of short-term borrowings	(660,790)	(1,171,000)	(779,000)
Proceeds from long-term borrowings	5,072	39,884
Acquisition of the redeemable non-controlling interest		(2,474)	(5,044)
Proceeds from the IPO, net of issuance costs			385,768
Proceeds from the Overallotment, net of issuance costs		29,382
Proceeds from exercised share options	2,460	920
Other financing activities		(7,140)
Net cash provided by/(used in) financing activities	(104,469)	(254,185)	715,724
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(4,285)	15,546	5,042
(Decrease)/Increase in cash, cash equivalents, and restricted cash	(424,438)	266,510	(755,484)
Cash, cash equivalents, and restricted cash at beginning of the year	1,516,882	1,250,372	2,005,856
Cash, cash equivalents, and restricted cash at end of the year	1,092,444	1,516,882	1,250,372
Supplemental cash flow information:
Cash payments for interest	(3,812)	(10,158)	(19,343)
Cash payments for income taxes	(569)	(842)	(154)
Supplemental information for non-cash investing and financing activities:
Purchase of property and equipment in form of other payables	¥ 6,583	¥ 2,642
Accretion of convertible redeemable preferred shares			(660,070)
Conversion of preferred shares to ordinary shares			¥ (7,570,417)